PUTNAM VARIABLE TRUST (THE "TRUST")

               Prospectus Supplement dated September 8, 1997
                   to Prospectuses dated April 30, 1997

In the section of the prospectus of the Trust entitled "How the Trust is managed," the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of Putnam VT Asia Pacific Growth's portfolio is replaced with the following:

                                    BUSINESS EXPERIENCE
                        YEAR        (AT LEAST 5 YEARS)
                        ----        -----------------------------

PUTNAM VT ASIA PACIFIC
 GROWTH FUND

David K. Thomas         1995        Employed as an investment
Senior Vice President               professional by Putnam
                                    Management since 1987.

Paul Warren             1997        Employed as an investment
Senior Vice President               professional by Putnam
                                    Management since August,
                                    1997.  Prior to May, 1997,
                                    Mr. Warren was a Director at
                                    IDS Fund Management, and
                                    prior to August, 1994, was a
                                    Director at Pilgrim Baxter
                                    Associates.  Prior to March,
                                    1994, Mr. Warren was a
                                    Director at Prudential Asia,
                                    and prior to February, 1993,
                                    was a Director at Rothschild
                                    Asset Management.


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